ACCOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	$ 25,691	$ 20,103	$ 14,287
Additions	13,907	7,604	5,945
Written off	(5,499)	(2,104)	(556)
Translation adjustment	160	88	427
Balance at the end of year	$ 34,259	$ 25,691	$ 20,103